Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries		$ 25,474,238	$ 23,722,047	$ 21,621,265
Labor and health insurance		1,259,227	1,255,099	1,154,786
Pension		1,407,741	1,335,575	1,313,365
Other employee benefit expenses		401,129	378,123	321,672
Depreciation		49,776,307	50,824,667	49,595,727
Amortization	$ 68,609	2,100,130	2,133,726	2,292,566
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries		17,694,175	16,676,560	14,839,388
Labor and health insurance		882,671	878,576	802,913
Pension		1,065,176	1,008,121	965,494
Other employee benefit expenses		289,395	259,701	231,270
Depreciation		47,086,993	47,820,812	46,805,589
Amortization		880,967	911,563	790,206
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries		7,780,063	7,045,487	6,781,877
Labor and health insurance		376,556	376,523	351,873
Pension		342,565	327,454	347,871
Other employee benefit expenses		111,734	118,422	90,402
Depreciation		2,689,314	3,003,855	2,790,138
Amortization		$ 1,219,163	$ 1,222,163	$ 1,502,360